Goodwill and Other Intangible Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jul. 01, 2012	Jun. 30, 2013	Jul. 01, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill And Intangible Assets Disclosure [Abstract]
Gross goodwill	$ 1,518		$ 1,518		$ 1,521	$ 1,500
Accumulated goodwill impairment losses	536		536		536	536
Amortization expense for finite-lived intangible assets	$ 16	$ 19	$ 31	$ 35	$ 67	$ 70	$ 58
Finite-lived intangible asset, useful life					14 years